Financial Statements Schedule: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
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Financial Statements Schedule: Valuation and Qualifying Accounts

45.	Financial Statements Schedule: Valuation and Qualifying Accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2019 :
Allowance for impairment of property, plant and equipment	317,593	9,938	(134,191)	193,340
Allowance for impairment of obsolescence and decline in market value of inventories	36,157	27,341	—	63,498
Provision for deficiency compensation	29,352	5,204	(32,558)	1,998
Sales for allowance	32,627	63,863	(70,490)	26,000
Year of 2020 :
Allowance for impairment of property, plant and equipment	193,340	—	(11,338)	182,002
Allowance for impairment of obsolescence and decline in market value of inventories	63,498	16,317	—	79,815
Provision for deficiency compensation	1,998	4,358	(2,893)	3,463
Sales for allowance	26,000	21,916	(38,052)	9,864

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year of 2021 :
Allowance for impairment of property, plant and equipment	182,002	4,843	(3,666)	183,179
Allowance for impairment of obsolescence and decline in market value of inventories	79,815	41,771	—	121,586
Provision for deficiency compensation	3,463	11,898	(11,080)	4,281
Sales for allowance	9,864	34,744	(34,759)	9,849
For movements in loss allowance for contract assets, accounts receivable, and other receivables, please refer to Note 43.